Notes Related to the Unaudited Interim Condensed Consolidated Statement of Financial Position - Summary of Cash and Cash Equivalents (Detail) - EUR (€) € in Thousands	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Disclosure Of Cash And Cash Equivalents [Abstract]
Current account	€ 39,325	€ 68,066
Term deposits	6,107	5,107
Total cash and cash equivalents as reported in statement of financial position	45,433	73,173
Bank overdrafts	0
Total cash and cash equivalents as reported in statement of cash flow	€ 45,433	€ 73,173	€ 94,452	€ 134,371